Summary of Significant Accounting Policies (Details) - Schedule of capital structure - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares authorized	200,000,000	20,000,000	20,000,000
Common stock, shares issued	21,353,550	19,169,128	15,699,414
Common stock, outstanding	21,353,357	19,168,935	15,449,221
Common stockCommon stock, par or stated value per share	$.0001 par value, one vote per share	$.0001 par value, one vote per share	$.0001 par value, one vote per share
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred stock, par or stated value per share	$.0001 par value	$.0001 par value	$.0001 par value
Preferred Stock-Series A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		750,000	750,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred stock, par or stated value per share		$.0001 par value; no voting rights	$.0001 par value; no voting rights
Preferred Stock-Series B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred stock, par or stated value per share		Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually
Preferred Stock-Series C [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		9,000,000	9,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred stock, par or stated value per share		$.0001 par value; 500 votes per share,convertible to common stock	$.0001 par value; 500 votes per share, convertible to common stock
Preferred Stock-Series F [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		15,000
Preferred stock, shares issued		11,414
Preferred stock, outstanding		11,414
Preferred stock, par or stated value per share		$.0001 par value; no voting rights,convertible to common stock at a fixed price of $0.37 per share; stated value is $1,000 per share
Preferred Stock-Series G [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized		51
Preferred stock, shares issued		51
Preferred stock, par or stated value per share		$.0001 par value; 51% of the voting power of all voting securities of the Company, including the common and preferred stock.
Preferred Stock-Series D [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred stock, shares issued
Preferred stock, outstanding
Preferred stock, par or stated value per share			$.0001 par value; no voting rights,convertible to common stock, mandatory conversion to common stock 18 months after issue
Preferred Stock-Series E [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized			500,000
Preferred stock, shares issued			500,000
Preferred stock, outstanding			500,000
Preferred stock, par or stated value per share			$.0001 par value; no voting rights,convertible to common stock